Derivative Instruments Accounted for at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset (Liability)	$ (2,896)	$ (5,769)
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset (Liability)	$ (111)